Events Subsequent to the Reporting Period (Details) - Subsequent Event [Member] - Bra Pro Limited [Member]	Jun. 11, 2025 USD ($) shares
Events Subsequent to the Reporting Period [Line Items]
Incorporation date of subsidiary	Jun. 11, 2025
Name of subsidiary	Bra Pro Private Limited
Country of incorporation of subsidiary	Republic of Singapore
Ordinary Share [Member]
Events Subsequent to the Reporting Period [Line Items]
Issued share capital of subsidiary | $	$ 1
Number of issued ordinary shares of subsidiary | shares	1